SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
SROS     NYSE
NOTIFY-INTERNET   jara@pimco.com
FILER
CIK     0000867297
CCC     tom4md$3
FILE-NUMBER     811-6161
/FILER
SHARES
SALESPROCEEDS    2457293552
/SHARES
PERIOD     06/30/2000
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)





                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington	 D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     PIMCO Funds:  Multi-Manager Series
     840 Newport Center Drive	 Suite 300
     Newport Beach,	 CA  92660

2. The name of each series or class of securities for which this Form is filed:

     Institutional	 Administrative	 Class A	 Class B	 Class C	 and
     Class D shares of the following funds:

     Equity Income Fund,	 Value Fund,	 Capital Appreciation Fund, Mid-Cap
     Fund, Tax-Efficient Equity Fund, Innovation Fund, Select Growth Fund,
     Growth Fund, Target Fund and Renaissance Fund

     Institutional	 Class A	 Class B	 Class C	 and Class D shares of the
     following funds:

     Global Innovation Fund


     Institutional	 Administrative	 Class A	 Class B and Class C shares
     of the following funds:

     International Fund,  Opportunity Fund, 90/10 Portfolio,
     60/40 Portfolio,  30/70 Portfolio and	Small-Cap Value Fund


     Institutional Class shares and Administrative Class of the following funds:

     Micro-Cap Fund, Small-Cap Fund, NFJ Equity Income Fund, and
     Enhanced Equity Fund

     Institutional Class of the following funds:

     International Growth Fund, Structured Emerging Markets Fund,
     Tax-Efficient Structured Emerging Markets Fund, Mid-Cap Equity Fund, Mega Cap Fund and NFJ Value Fund

     Class A, Class B, and Class C Shares of the following fund
     Precious Metals Fund

     Institutional Class, Class A, Class B and Class C Shares of the following funds

     Balanced Fund, Value 25 Fund

3.    Investment Company Act File Number: 811-6161

      Securities Act File Number: 33-36528

4(a).  Last day of fiscal year for which this Form is filed:

       June 30,	2000

4(b).  Check box if this Form is being filed late 	 (i.e.
       more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note:  If the Form is being filed late	 interest must be
      paid on the registration fee due.


4(c). Check box if this is the last time the issuer will
      be filing this Form.
 	    Note: PIMCO Balance Fund, PIMCO Value 25 Fund and PIMCO Precious Metals Fund each ceased operations during the fiscal year ended June 30, 2000. This is the last Form 24F-2 Notice that will be filed on behalf of those former series of the Trust.

5.   Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
"$14,218,245,028 "

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:
$11,760,951,476

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:
$0


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:
-$ 	"11,760,951,476"

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:
"$2,457,293,552 "


   (vi) Redemption credits available for use in future years
$0
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:



  (vii) Multiplier for determining registration fee (See
        Instruction C.9):

   x    .000264

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"
"$648,725 "
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2] then report the amount of securities (number or shares or other
     units) deducted here:          . If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
     the issuer in future fiscal years	 then state that number
     here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):


+$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

"$648,725 "

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 09/21/2000




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway	 Treasurer
Date 09/27/2000

          *Please print the name and title of the signing officer below the signature.